SHORT-TERM DEBT AND CURRENT PORTION OF LONG-TERM DEBT (Tables)	12 Months Ended
Dec. 31, 2017
SHORT-TERM DEBT AND CURRENT PORTION OF LONG-TERM DEBT
Summary of short-term debt

	2016	2017
	RMB	RMB
Short-term bank borrowings	6,668,284,614	8,685,459,606
2020 Notes (Note 17)	—	4,554,403,494
2018 Notes (Note 17)	—	3,076,419,373
2017 Notes (Note 17)	170,867,230	—
Other short-term debt	48,157,745	—

Total	6,887,309,589	16,316,282,473